Schedule of Fair Value of the Company's Financial Assets and Liabilities (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Liabilities
Derivative liability	$ 1,256,159	$ 0
Level 3 [Member]
Liabilities
Derivative liability	1,256,159
Level 4 [Member]
Liabilities
Derivative liability	$ 1,256,159